Annual Total Returns- Janus Henderson Emerging Markets Fund (Class A C S I N T Shares) [BarChart] - Class A C S I N T Shares - Janus Henderson Emerging Markets Fund - Class I	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(24.59%)	22.52%	1.78%	(2.81%)	(10.43%)	9.96%	29.83%	(16.54%)	13.88%	22.74%